                                    NOTICE

Please disregard the First Providian Life and Health Insurance Company Separate Account C Supplements dated June 13, 1997 to the Prospectuses dated March 31, 1997 and Statement of Additional Information dated November 15, 1996 (as supplemented on March 31, 1997) for the Providian Advisor's Edge Variable Annuity and Dimensional Variable Annuity offered by First Providian Life and Health Insurance Company, all of which were filed with the Securities and Exchange Commission on June 13, 1997. Attached are revised supplements which are intended to be complete restatements of the earlier filed prospectus and statement of additional information supplements.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT C

                                  SUPPLEMENT
                              DATED JUNE 13, 1997
                                    TO THE
                        PROSPECTUS DATED MARCH 31, 1997
                                    FOR THE
                   PROVIDIAN ADVISOR'S EDGE VARIABLE ANNUITY

                                  OFFERED BY
               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)


The second sentence under the term "Portfolio" in the Glossary (which term is found on page 4) makes reference to "the Dimensional Variable Annuity." Such reference is hereby deleted and replaced with "the Providian Advisor's Edge Variable Annuity."

                                   * * * * *

The paragraph under the heading "First Providian Life and Health Insurance Company" contained in the "The Company and the Separate Account" section (which section appears on page 11) is hereby deleted and replaced in its entirety as follows:

"The Company (formerly National Home Life Assurance Company of New York) is a stock life insurance company incorporated under the laws of the state of New York on March 23, 1970, with administrative offices at 520 Columbia Drive, Johnson City, New York 13790. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in 10 states and the District of Columbia. As of December 31, 1996, the Company had statutory assets of approximately $324 million. The Company is a wholly owned indirect subsidiary of AEGON International N.V., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON International N.V. is owned by AEGON N.V. of the Netherlands. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business."

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT C

                                   SUPPLEMENT
                              DATED JUNE 13, 1997
                                     TO THE
                        PROSPECTUS DATED MARCH 31, 1997
                                    FOR THE
                          DIMENSIONAL VARIABLE ANNUITY

                                   OFFERED BY
               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)


The paragraph under the heading "First Providian Life and Health Insurance Company" contained in the "The Company and the Separate Account" section (which section appears on page 10) is hereby deleted and replaced in its entirety as follows:

"The Company (formerly National Home Life Assurance Company of New York) is a stock life insurance company incorporated under the laws of the state of New York on March 23, 1970, with adminstrative offices at 520 Columbia Drive, Johnson City, New York 13790. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in 10 states and the District of Columbia. As of December 31, 1996, the Company had statutory assets of approximately $324 million. The Company is a wholly owned indirect subsidiary of AEGON International N.V., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON International N.V. is owned by AEGON N.V. of the Netherlands. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business."

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT C

                         SUPPLEMENT DATED JUNE 13, 1997
                                       TO
                        SUPPLEMENT DATED MARCH 31, 1997
                                       TO
          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 15, 1996
                                    FOR THE
                   PROVIDIAN ADVSIOR'S EDGE VARIABLE ANNUITY
                                      AND
                          DIMENSIONAL VARIABLE ANNUITY

                                   OFFERED BY
               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                           (A NEW YORK STOCK COMPANY)

The paragraph under the heading "THE COMPANY" on page 10 is hereby deleted and replaced in its entirety as follows:

"All the stock of the Company is owned by Veterans Life Insurance Company, which is a subsidiary of Providian Life and Health Insurance Company, a Missouri insurance company ("PLH"). Providian Corporation owns a 4% interest in PLH and 61%, 15%, and 20% interests in PLH, respectively, are held by Commonwealth Life Insurance Company, Peoples Security Life Insurance Company, and Capital Liberty, L.P. Commonwealth Life Insurance Company and Peoples Security Life Insurance Company are each wholly owned by Capital General Development Corporation, which in turn is wholly owned by Providian Corporation. A 3% interest in Capital Liberty, L.P. is owned by Providian Corporation, which is the general partner, and 78% and 19% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company.

Providian Corporation is a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V."